Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668

Hoya Capital Housing ETF
(the “Fund”)

August 6, 2024

Supplement to the
Summary Prospectus dated June 30, 2024

Effective immediately, Christine Johanson, CFA, Director and Senior Portfolio Manager, Penserra Capital Management LLC, serves as a portfolio manager of the Fund and Anand Desai is removed as a portfolio manager of the Fund. All references to Mr. Desai in the Fund’s Summary Prospectus should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668

Hoya Capital High Dividend Yield ETF
(the “Fund”)

August 6, 2024

Supplement to the
Summary Prospectus dated June 30, 2024

Effective immediately, Christine Johanson, CFA, Director and Senior Portfolio Manager, Penserra Capital Management LLC, serves as a portfolio manager of the Fund and Anand Desai is removed as a portfolio manager of the Fund. All references to Mr. Desai in the Fund’s Summary Prospectus should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668
Hoya Capital Housing ETF
Hoya Capital High Dividend Yield ETF
(each a “Fund” and collectively, the “Funds”)

August 6, 2024

Supplement to the
Prospectus, and Statement of Additional Information (“SAI”)
dated June 30, 2024

Effective immediately, Christine Johanson, CFA, Director and Senior Portfolio Manager, Penserra Capital Management LLC, serves as a portfolio manager for each Fund and Anand Desai is removed as a portfolio manager for each Fund. All references to Mr. Desai in each Fund’s Prospectus and SAI should be disregarded.
The following replaces the paragraph under the “Portfolio Managers” section on pages 7 and 13 of the Prospectus:
Portfolio Management

Adviser	Hoya Capital Real Estate, LLC
Sub-Adviser	Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”)
Portfolio Managers
Dustin Lewellyn, CFA, Managing Director of Penserra; Ernesto Tong, CFA, Managing Director of Penserra have been portfolio managers of the Fund since its inception in March 2021; Christine Johanson, CFA, Director and Senior Portfolio Manager of Penserra has been portfolio manager of the Fund since August 2024

The following replaces the information under the heading “Portfolio Managers” section starting on page 18 of the Prospectus:
Portfolio Managers
The Funds are managed by Penserra’s portfolio management team. The individual members of the team responsible for the day to day management of the Funds’ portfolios are listed below.
Dustin Lewellyn, CFA, Managing Director of the Sub-Adviser, Ernesto Tong, CFA, Managing Director of the Sub-Adviser, and Christine Johanson, Director and Senior Portfolio Manager of the Sub-Adviser, are the Funds’ portfolio managers (the “Portfolio Managers”) and are jointly responsible for the day to day management of the Funds. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of their portfolio management team with more limited responsibilities.
Mr. Lewellyn has been a Managing Director with the Sub-Adviser since 2012. He was President and Founder of Golden Gate Investment Consulting LLC from 2011 through 2015. Prior to that, Mr. Lewellyn was a managing director at Charles Schwab Investment Management, Inc. (“CSIM”), which he joined in 2009, and head of portfolio management for Schwab ETFs. Prior to joining CSIM, he worked for two years as director of ETF product management and development at a major financial institution focused on asset and wealth management. Prior to that, he was a portfolio manager for institutional clients at a financial services firm for three years. In addition, he held roles in portfolio accounting and portfolio management at a large asset management firm for more than 6 years.

Mr. Tong has been a Managing Director with the Sub-Adviser since 2015. Prior to joining the Sub-Adviser, Mr. Tong spent seven years as a vice president at Blackrock, where he was a portfolio manager for a number of the iShares ETFs, and prior to that, he spent two years in the firm’s index research group.
Ms. Johanson has been a Director with the Sub-Adviser since 2023. Prior to joining Penserra, Ms. Johanson was a Director at BlackRock on the US Transition Management team from March 2022 through March 2023 where she developed custom solutions for institutional investors seeking to restructure portfolios across multiple asset classes. Ms. Johanson also served as Head of Fixed Income Transition Management for Russell Investments from March 2018 through February 2022. Ms. Johanson holds a B.S.B.A. from the University of Missouri and is a CFA Charterholder.
The Funds’ SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares of each Fund.
The following information replaces the “Portfolio Managers” section on page 17 of the SAI:
Portfolio Managers
The Funds are co-managed by Dustin Lewellyn, CFA, Chief Investment Officer of the Sub-Adviser; Ernesto Tong, CFA, Managing Director of the Sub-Adviser; and Christine Johanson, CFA, Director and Senior Portfolio Manager of the Sub-Adviser (the “Portfolio Managers”).
Other Accounts. In addition to the Funds, the Portfolio Managers managed the following other accounts as of June 30, 2024, none of which were subject to a performance-based fee:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts
Registered Investment Companies	51	$11.4 billion
Other Pooled Investment Vehicles	0	$0
Other Accounts	0	$0
Portfolio Manager Fund Ownership. Each Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of February 29, 2024, the Portfolio Managers did not beneficially own Shares of the Funds.
Portfolio Manager Compensation. Mr. Lewellyn’s portfolio management compensation includes a salary and discretionary bonus based on the profitability of the Sub-Adviser, and he is eligible to participate in a retirement plan. No compensation is directly related to the performance of the underlying assets. Mr. Tong receives from Penserra a fixed base salary and discretionary bonus, and he is also eligible to participate in a retirement plan. Mr. Tong’s compensation is based on the performance and profitability of Penserra and his individual performance with respect to following a structured investment process. Ms. Johanson receives from Penserra a fixed base salary and discretionary bonus, and is also eligible to participate in a retirement plan. Ms. Johanson’s compensation is based on the performance and profitability of Penserra and her individual performance with respect to following a structured investment process.

Description of Material Conflicts of Interest. A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his/her management of each Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. Therefore, a potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Sub-Adviser manages are fairly and equitably allocated.
Please retain this Supplement with your Prospectus and SAI for future reference.